Employee Retirement Plans - Reconciliation of Projected Benefit Obligation and Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Benefit obligation at beginning of the year	$ 15,882	$ 11,865
Service cost	1,771	1,409
Interest cost	545	513
Plan participants' contributions	57	55
Plan amendments	(76)	0
Actuarial (gain)/loss	(1,395)	1,756
Benefits paid	(424)	(3)
Expenses paid	(31)	(33)
Exchange rate changes	680	320
Benefit obligation, end of year	17,009	15,882
Fair value of plan assets at beginning of year	9,819	7,710
Actual return on plan assets	357	485
Employer contributions to plan	1,492	1,410
Plan participants' contributions	57	55
Benefits paid	(424)	(3)
Expenses paid	(31)	(33)
Exchange rate changes	461	195
Fair value of plan assets at end of year	11,731	9,819
Funded status at end of year	$ (5,278)	$ (6,063)